Convertible Notes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Convertible Notes [Abstract]
Schedule of Table Presents a Reconciliation of the Senior Convertible Notes

The following table presents a reconciliation of the Senior Convertible Notes (in thousands):

Senior Convertible Notes
Balance as of December 31, 2023	$9,930
Amortization of discount	11
Paid-in-kind interest	206
Balance as of March 31, 2024	$10,147
The following table presents a reconciliation of the Senior Convertible Notes (in thousands):
Senior Convertible Notes
Balance as of December 31, 2022	$—
Issuance	9,707
Amortization of discount	17
Paid-in-kind interest	206
Balance as of December 31, 2023	$9,930